SHARE CAPITAL (Details 4)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
SHARE CAPITAL
Warrants, Outstanding, Beginning	2,657,107	2,666,660	2,731,803
Warrants, Issued	335,405	1,669,190
Warrants, Expired	(254,691)	(275,976)
Warrants, Exercised	(1,268,341)	(1,402,767)	(65,143)
Warrants, Outstanding, Ending	1,469,480	2,657,107	2,666,660
Weighted Average Exercise Price, Beginning	$ 2.30	$ 4.40	$ 4.40
Weighted Average Exercise Price, Issued	4.54	1.80
Weighted Average Exercise Price, Expired	3.33	5.10
Weighted Average Exercise Price, Exercised	2.57	2.20	3.80
Weighted Average Exercise Price, Ending	$ 2.39	$ 2.30	$ 4.40